Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of accounts receivable
	2018	2017
Accounts receivable	$118,922	$34,021
Less: reserve for doubtful accounts	(26,773)	(24,316)
Accounts receivable, net	$92,149	$9,705